Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) uSDollarsPerShare	Dec. 31, 2023 USD ($) uSDollarsPerShare	Dec. 31, 2022 USD ($) uSDollarsPerShare	Dec. 31, 2021 USD ($) uSDollarsPerShare	Dec. 31, 2020 USD ($) uSDollarsPerShare
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO (1)	Average Summary Compensation Table Total for Non-CEO NEOs	Average Compensation Actually Paid to Non-CEO NEOs (1)	Total Stockholder Return	Peer Group Total Stockholder Return (2)	Net Income (in thousands)	Core FFO per Share (3)
2024	$12,687,241	$8,075,443	$3,819,705	$2,713,241	$177.32	$122.10	$900,232	$8.12
2023	$12,280,701	$13,297,624	$3,621,950	$3,779,198	$174.45	$113.35	$850,453	$8.10
2022	$11,628,744	$821,731	$2,946,484	$927,072	$153.35	$99.67	$921,156	$8.44
2021	$7,315,982	$30,315,331	$1,823,862	$5,938,587	$228.23	$131.78	$877,758	$6.91
2020	$6,782,212	$11,474,793	$1,694,401	$3,746,746	$113.57	$92.00	$517,582	$5.28

Company Selected Measure Name	Core FFO per Share
Named Executive Officers, Footnote	Amounts represent compensation actually paid to our CEO and the average compensation actually paid to our NEOs, as determined under SEC rules, which includes the individuals indicated in the table below for each fiscal year:

Year	CEO	Non-CEO NEOs
2024	Joseph D. Margolis	Scott Stubbs, Zach Dickens, Samrat Sondhi and Noah Springer
2023	Joseph D. Margolis	Scott Stubbs, Zach Dickens, Samrat Sondhi and Noah Springer
2022	Joseph D. Margolis	Scott Stubbs, Gwyn G. McNeal, Samrat Sondhi and Noah Springer
2021	Joseph D. Margolis	Scott Stubbs, Matthew T. Herrington, Gwyn G. McNeal and Samrat Sondhi
2020	Joseph D. Margolis	Scott Stubbs, Matthew T. Herrington, Gwyn G. McNeal, James Overturf and Samrat Sondhi

Peer Group Issuers, Footnote	For the relevant fiscal year, represents the cumulative TSR of the FTSE Nareit Equity REITs Index ("FNRE"), which is the peer group used by the Company for purposes of Item 201(e) of Regulation S-K under the Exchange Act in the Company's Annual Report for the year ended December 31, 2024.
PEO Total Compensation Amount	$ 12,687,241	$ 12,280,701	$ 11,628,744	$ 7,315,982	$ 6,782,212
PEO Actually Paid Compensation Amount	$ 8,075,443	13,297,624	821,731	30,315,331	11,474,793
Adjustment To PEO Compensation, Footnote
The amounts reported in the “Compensation Actually Paid to CEO” and “Average Compensation Actually Paid to Non-CEO NEOs” columns do not reflect the actual compensation paid to or realized by our CEO or our non-CEO NEOs during each applicable year. The calculation of compensation actually paid for purposes of this table includes point-in-time fair values of stock awards, and these values will fluctuate based on our stock price, various accounting valuation assumptions and projected performance related to our performance awards. See the Summary Compensation Table for certain other compensation of our CEO and our non-CEO NEOs for each applicable fiscal year and the Options Exercised, Stock Vested and 2022 PSUs Vested table for the value realized by each of them upon the vesting of stock awards during 2024.
To calculate the amounts in the compensation actually paid to our CEO and the average for the other NEOs in the table above, the following amounts were deducted from and added to (as applicable) the "total" compensation as reported in the Summary Compensation Table:

	2024		2023		2022		2021		2020
Adjustments	CEO	Average for Non-CEO NEOs	CEO	Average for Non-CEO NEOs	CEO	Average for Non-CEO NEOs	CEO	Average for Non-CEO NEOs	CEO	Average for Non-CEO NEOs
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table	$(9,649,642)	$(2,655,156)	$(9,058,955)	$(2,522,752)	$(8,024,201)	$(1,691,600)	$(4,278,669)	$(805,726)	$(4,216,825)	$(763,020)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	9,739,646	2,679,931	8,801,236	2,450,949	5,935,053	1,258,891	11,965,824	2,253,324	4,934,003	2,109,021
Increase/(Deduction) for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(4,508,614)	(1,092,394)	1,090,112	191,883	(8,330,837)	(1,512,653)	15,273,519	2,663,506	3,879,905	684,932
Increase/(Deduction) for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(193,188)	(38,845)	184,530	37,168	(387,028)	(74,050)	38,676	3,620	95,498	21,412
Total Adjustments	$(4,611,798)	$(1,106,464)	$1,016,923	$157,248	$(10,807,013)	$(2,019,412)	$22,999,350	$4,114,724	$4,692,581	$2,052,345

Non-PEO NEO Average Total Compensation Amount	$ 3,819,705	3,621,950	2,946,484	1,823,862	1,694,401
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,713,241	3,779,198	927,072	5,938,587	3,746,746
Adjustment to Non-PEO NEO Compensation Footnote
The amounts reported in the “Compensation Actually Paid to CEO” and “Average Compensation Actually Paid to Non-CEO NEOs” columns do not reflect the actual compensation paid to or realized by our CEO or our non-CEO NEOs during each applicable year. The calculation of compensation actually paid for purposes of this table includes point-in-time fair values of stock awards, and these values will fluctuate based on our stock price, various accounting valuation assumptions and projected performance related to our performance awards. See the Summary Compensation Table for certain other compensation of our CEO and our non-CEO NEOs for each applicable fiscal year and the Options Exercised, Stock Vested and 2022 PSUs Vested table for the value realized by each of them upon the vesting of stock awards during 2024.
To calculate the amounts in the compensation actually paid to our CEO and the average for the other NEOs in the table above, the following amounts were deducted from and added to (as applicable) the "total" compensation as reported in the Summary Compensation Table:

	2024		2023		2022		2021		2020
Adjustments	CEO	Average for Non-CEO NEOs	CEO	Average for Non-CEO NEOs	CEO	Average for Non-CEO NEOs	CEO	Average for Non-CEO NEOs	CEO	Average for Non-CEO NEOs
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table	$(9,649,642)	$(2,655,156)	$(9,058,955)	$(2,522,752)	$(8,024,201)	$(1,691,600)	$(4,278,669)	$(805,726)	$(4,216,825)	$(763,020)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	9,739,646	2,679,931	8,801,236	2,450,949	5,935,053	1,258,891	11,965,824	2,253,324	4,934,003	2,109,021
Increase/(Deduction) for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(4,508,614)	(1,092,394)	1,090,112	191,883	(8,330,837)	(1,512,653)	15,273,519	2,663,506	3,879,905	684,932
Increase/(Deduction) for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(193,188)	(38,845)	184,530	37,168	(387,028)	(74,050)	38,676	3,620	95,498	21,412
Total Adjustments	$(4,611,798)	$(1,106,464)	$1,016,923	$157,248	$(10,807,013)	$(2,019,412)	$22,999,350	$4,114,724	$4,692,581	$2,052,345

Compensation Actually Paid vs. Total Shareholder Return
The graphs below compare the compensation actually paid to our CEO and the average of the compensation actually paid to our remaining CEOs, with our cumulative TSR, our peer group TSR, our net income, and our Core FFO per Share, which is our Company Selected Measure, in each case, for the fiscal years ended December 31, 2020, 2021, 2022, 2023,and 2024.

Compensation Actually Paid vs. Net Income
The graphs below compare the compensation actually paid to our CEO and the average of the compensation actually paid to our remaining CEOs, with our cumulative TSR, our peer group TSR, our net income, and our Core FFO per Share, which is our Company Selected Measure, in each case, for the fiscal years ended December 31, 2020, 2021, 2022, 2023,and 2024.

Compensation Actually Paid vs. Company Selected Measure
The graphs below compare the compensation actually paid to our CEO and the average of the compensation actually paid to our remaining CEOs, with our cumulative TSR, our peer group TSR, our net income, and our Core FFO per Share, which is our Company Selected Measure, in each case, for the fiscal years ended December 31, 2020, 2021, 2022, 2023,and 2024.

Total Shareholder Return Vs Peer Group
The graphs below compare the compensation actually paid to our CEO and the average of the compensation actually paid to our remaining CEOs, with our cumulative TSR, our peer group TSR, our net income, and our Core FFO per Share, which is our Company Selected Measure, in each case, for the fiscal years ended December 31, 2020, 2021, 2022, 2023,and 2024.

Tabular List, Table

Financial Performance Measures
Core FFO per Share
Relative Total Stockholder Return Ranking to FTSE NAREIT Equity Index
Same-Store Property Net Operating Income

Total Shareholder Return Amount	$ 177.32	174.45	153.35	228.23	113.57
Peer Group Total Shareholder Return Amount	122.10	113.35	99.67	131.78	92.00
Net Income (Loss)	$ 900,232,000	$ 850,453,000	$ 921,156,000	$ 877,758,000	$ 517,582,000
Company Selected Measure Amount | uSDollarsPerShare	8.12	8.10	8.44	6.91	5.28
PEO Name	Joseph D. Margolis
Additional 402(v) Disclosure
Adjustments include the following assumptions used to calculate the fair value of the awards at each valuation date in accordance with ASC 718:
For awards of restricted stock, adjustments reflected are based on the fair value of the awards as of the applicable valuation date calculated by multiplying the change in stock price at each fiscal year end presented by the number of shares of restricted stock outstanding on such valuation date.
For the PSUs that are tied to Core FFO per Share, adjustments reflected are based on the fair value of the awards as of the applicable valuation date calculated by multiplying the stock price at each fiscal year end by the number of PSUs outstanding and by the estimated probability of achieving the performance target that was used to calculate our ASC 718 expense for each fiscal year.
For the PSUs that are tied to relative total stockholder return and calculated in accordance with ASC718 using a Monte Carlo simulation, the adjustments reflected used the following valuation assumptions in order to calculate the fair value as of each fiscal year end (which is also the vesting date for those PSUs that vest based on the three-year period ending at such fiscal year end). Under the terms of the PSUs, dividends for the entire measurement period are paid in cash when the shares are released (and disclosed in the “All Other Compensation” column of the Summary Compensation Table for the year in which such dividends are paid), so the dividend yield was assumed to be 0%.

	Valuation Assumptions
As of December 31,	PSU-TSR Award Granted	Risk-free rate	Volatility	Expected term (in years)
2024	March 2024	4.2%	28.8%	2
2024	March 2023	4.1%	25.7%	1
2023	March 2023	4.2%	32.8%	2
2024	February 2022	N/A	N/A	0
2023	February 2022	4.7%	31.7%	1
2022	February 2022	4.4%	28.4%	2
For additional information about the assumptions used to value our equity awards, please see the notes to the financial statements in our Annual Report on Form 10-K for the year ended December 31, 2024, filed with the SEC on February 28, 2025, and our Annual Report on Form 10-K for prior years.
PAY-FOR-PERFORMANCE ALIGNMENT
The following table identifies the three most important financial performance measures used by our Compensation Committee to link the compensation for our CEO and other NEOs in 2024, to Company performance. The majority of executive compensation was weighted toward long-term performance and time-based awards, and the metrics used to determine our performance based awards is Core FFO per Share and relative total stockholder return ranking. For the non-equity incentive plan awards, the primary performance measure used is same-store property net operating income.

Measure:: 1
Pay vs Performance Disclosure
Name	Core FFO per Share
Non-GAAP Measure Description	Core FFO per Share represents FFO per share as adjusted. FFO is defined by the National Association of Real Estate Investment Trusts, Inc. (“NAREIT”) as net income computed in accordance with GAAP excluding gains or losses on sales of operating stores and impairment write downs of depreciable real estate assets, plus depreciation and amortization and after adjustments to record unconsolidated partnerships and joint ventures on the same basis. Core FFO is FFO excluding revenues and expenses not core to our operations. For a reconciliation of net income attributable to common stockholders on a GAAP basis to Core FFO and Core FFO per share, see Appendix A.
Measure:: 2
Pay vs Performance Disclosure
Name	Relative Total Stockholder Return Ranking to FTSE NAREIT Equity Index
Measure:: 3
Pay vs Performance Disclosure
Name	Same-Store Property Net Operating Income
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,611,798)	$ 1,016,923	$ (10,807,013)	$ 22,999,350	$ 4,692,581
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,649,642)	(9,058,955)	(8,024,201)	(4,278,669)	(4,216,825)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,739,646	8,801,236	5,935,053	11,965,824	4,934,003
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,508,614)	1,090,112	(8,330,837)	15,273,519	3,879,905
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(193,188)	184,530	(387,028)	38,676	95,498
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,106,464)	157,248	(2,019,412)	4,114,724	2,052,345
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,655,156)	(2,522,752)	(1,691,600)	(805,726)	(763,020)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,679,931	2,450,949	1,258,891	2,253,324	2,109,021
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,092,394)	191,883	(1,512,653)	2,663,506	684,932
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (38,845)	$ 37,168	$ (74,050)	$ 3,620	$ 21,412